UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
CURRENT ASSETS:
Cash and cash equivalents	$ 51,235	$ 51,259
Accounts receivable, net of allowance for credit losses of $241 and $172 as of March 31, 2026, and December 31, 2025, respectively	30,456	33,420
Inventory	81,736	75,549
Prepaid expenses and other current assets	8,423	6,071
Total current assets	171,850	166,299
NON-CURRENT ASSETS:
Property, plant and equipment, net	47,162	46,922
Operating lease right of use assets	5,484	5,807
Intangible assets, net	1,375	1,452
Investment in affiliates	5,520	4,905
Funds in respect of employee rights upon retirement	400	398
Deferred tax assets	706	639
Restricted deposit	310	307
Total non-current assets	60,957	60,430
Total assets	232,807	226,729
CURRENT LIABILITIES:
Current maturities of long-term loans	2,272	2,227
Accounts payable	15,529	12,986
Accrued expenses and other	17,396	17,296
Current maturities of operating lease liabilities	1,448	1,474
Total current liabilities	36,645	33,983
NON-CURRENT LIABILITIES:
Long-term loans	8,937	9,485
Operating lease liabilities	4,174	4,448
Liability in respect of employee rights upon retirement	772	770
Deferred tax liabilities	1,804	1,652
Total non-current liabilities	15,687	16,355
COMMITMENTS AND CONTINGENCIES	0	0
Total liabilities	52,332	50,338
SHAREHOLDERS’ EQUITY:
Ordinary shares of NIS 0 par value Authorized: 15,000,000 shares at March 31, 2026 and at December 31, 2025 Issued:13,257,610 shares at March 31, 2026 and at December 31, 2025 Outstanding: 12,983,137 shares at March 31, 2026 and at December 31, 2025	0	0
Additional paid-in capital	137,071	136,578
Treasury stock at cost	(2,088)	(2,088)
Accumulated other comprehensive income	834	643
Retained earnings	44,658	41,258
Total shareholders' equity	180,475	176,391
Total liabilities and shareholders' equity	$ 232,807	$ 226,729